OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Long-Term Liabilities [Line Items]
Underutilization liability (note 7)	$ (35,806)	$ 0
Day 1 gain deferred revenue	31,720	34,221
Non-current contract liabilities	$ (54,018)	$ (14,515)
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Pension obligations (note 25)	$ (24,269)	$ (31,357)
Deferred commissioning period revenue	(10,396)	(14,515)
Non-current portion of operating lease liabilities (note 13)	(3,587)	(7,136)
Other payables	(6,834)	(5,730)
Other non-current liabilities	(120,428)	(92,959)
Asset retirement obligation	5,700	5,300
Removal costs capitalized	4,700
Gas
Schedule of Other Long-Term Liabilities [Line Items]
Non-current contract liabilities	(7,200)	0
Oil
Schedule of Other Long-Term Liabilities [Line Items]
Non-current contract liabilities	(24,500)	(34,200)
Golar Arctic
Schedule of Other Long-Term Liabilities [Line Items]
Non-current contract liabilities	$ (7,816)	$ 0